Organization and Principal Activities (Details) - USD ($) $ in Millions	Aug. 03, 2020	May 05, 2020	May 31, 2017
Organization and Principal Activities (Details) [Line Items]
Variable interest entity		100.00%
XRF Subsidiaries [Member]
Organization and Principal Activities (Details) [Line Items]
Exchange for cash consideration	$ 3.5
IPO [Member] | American Depository Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Sold of ADS shares			11,500,000